Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 103,100	$ 66,327
Restricted cash and short-term investments	24,451	30,900
Trade accounts receivable	717	0
Other receivables, prepaid expenses and accrued income	7,026	4,336
Amounts due from related parties	0	3,883
Inventories	1,085	1,924
Total current assets	136,379	107,370
Long-term assets
Restricted Cash and Cash Equivalents, Noncurrent	145,725	190,523
Vessels and equipment, net	1,281,591	707,147
Vessels under capital leases, net	127,693	485,632
Deferred Finance Costs, Noncurrent, Net	14,270	15,023
Other non-current assets	15,561	5,279
Total assets	1,721,219	1,510,974
Current liabilities
Current portion of long-term debt	156,363	64,822
Current portion of obligations under capital leases	0	5,837
Trade accounts payable	1,587	3,407
Accrued expenses	20,088	26,530
Amounts due to related parties	5,989	4,429
Other current liabilities	57,045	64,692
Total current liabilities	241,072	169,717
Long-term liabilities
Long-term Debt, Excluding Current Maturities	733,108	639,697
Long-term debt due to related parties	0	34,953
Obligations under capital leases	159,008	406,534
Other long-term liabilities	17,904	18,529
Total liabilities	1,151,092	1,269,430
Common unitholders	475,610	169,515
Subordinated unitholders	6,900	3,713
General Partners' Capital Account	19,234	5,447
Partners' Capital	501,744	178,675
EQUITY
Accumulated other comprehensive loss	(2,394)	(8,989)
Total stockholders' equity	499,350	169,686
Non-controlling interests	70,777	71,858
Total equity	570,127	241,544
Total liabilities and equity	$ 1,721,219	$ 1,510,974